INCOME TAX (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024
INCOME TAX
Statutory income tax rate	25.00%	25.00%	25.00%
Effective income tax rate	(5.05%)	(5.05%)	(0.08%)
Income tax expense	¥ 98,452	$ 13,705